Note 17 - Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Short Swing Profits Received		$ 8,586
Related Party Transaction, Amounts of Transaction	$ 0		$ 0